Note 5 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
	2019	2018
Clinical trial and related expenses	$147	$42
Professional services	125	157
Other	32	17
Total accrued liabilities	$304	$216